Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	BASIC MATERIALS — 4.4%
23,800	American Vanguard Corp.	$474,334
6,147	Balchem Corp.	810,298
9,019	Hawkins, Inc.	345,608
9,334	Mativ Holdings, Inc.	220,469
		1,850,709
	COMMUNICATIONS — 1.8%
9,023	ePlus, Inc.*	425,164
43,735	Liberty Latin America Ltd. - Class A*,1	306,145
		731,309
	CONSUMER, CYCLICAL — 8.3%
12,292	Bluegreen Vacations Holding Corp.	256,165
9,709	GMS, Inc.*	467,974
3,951	Johnson Outdoors, Inc. - Class A	241,564
9,703	Marine Products Corp.	96,351
10,421	Rush Enterprises, Inc. - Class A	490,412
5,090	ScanSource, Inc.*	147,457
7,617	Skyline Champion Corp.*	431,656
119,443	Sonder Holdings, Inc.*	222,164
45,718	Target Hospitality Corp.*	607,592
16,195	Titan International, Inc.*	227,216
2,228	Veritiv Corp.*	265,555
		3,454,106
	CONSUMER, NON-CYCLICAL — 16.4%
9,666	AngioDynamics, Inc.*	214,005
2,820	ASGN, Inc.*	272,694
118,469	Axcella Health, Inc.*	291,434
19,036	CBIZ, Inc.*	831,112
3,699	CRA International, Inc.	338,125
63,711	EQRx, Inc.*	311,547
32,192	First Advantage Corp.*	445,537
3,072	Forrester Research, Inc.*	127,764
4,246	ICF International, Inc.	431,224
4,805	Inter Parfums, Inc.	377,289
3,880	iRadimed Corp.	130,174
3,829	Korn Ferry	233,263

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,146	Lantheus Holdings, Inc.*	$169,105
1,826	Medpace Holdings, Inc.*	269,536
26,900	Option Care Health, Inc.*	832,824
36,989	scPharmaceuticals, Inc.*	216,386
1,400	Shockwave Medical, Inc.*	415,604
10,101	SP Plus Corp.*	334,747
16,073	Surgery Partners, Inc.*	442,490
23,979	Vivint Smart Home, Inc. - Class A*	150,108
		6,834,968
	ENERGY — 5.7%
67,578	NexTier Oilfield Solutions, Inc.*	633,206
16,212	Ovintiv, Inc.	861,506
63,066	Solaris Oilfield Infrastructure, Inc. - Class A	674,806
48,297	TETRA Technologies, Inc.*	192,222
		2,361,740
	FINANCIAL — 25.5%
8,674	1st Source Corp.	409,326
5,716	Amerant Bancorp, Inc. - Class A	149,702
32,340	Armada Hoffler Properties, Inc. - REIT	424,624
21,150	Bank of NT Butterfield & Son Ltd.[1]	689,913
33,514	Byline Bancorp, Inc.	730,940
2,471	Centerspace - REIT	186,264
10,604	Cohen & Steers, Inc.	756,913
18,367	Community Trust Bancorp, Inc.	776,006
21,820	CrossFirst Bankshares, Inc.*	287,588
13,242	Employers Holdings, Inc.	518,557
13,931	Farmers & Merchants Bancorp, Inc.	397,869
17,384	First Financial Corp.	808,356
7,612	Great Southern Bancorp, Inc.	447,433
6,647	Guaranty Bancshares, Inc.	230,319
24,223	Horizon Bancorp, Inc.	458,299
4,568	McGrath RentCorp	386,087
7,510	MidWestOne Financial Group, Inc.	229,055
9,009	NMI Holdings, Inc. - Class A*	184,955
10,260	Origin Bancorp, Inc.	419,121
7,934	Peapack-Gladstone Financial Corp.	267,138

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
10,058	Peoples Bancorp, Inc.	$300,634
2,886	PotlatchDeltic Corp. - REIT	133,968
10,244	Republic Bancorp, Inc. - Class A	435,370
5,954	South Plains Financial, Inc.	161,532
29,431	Towne Bank	838,489
		10,628,458
	INDUSTRIAL — 23.3%
37,933	AerSale Corp.*	731,348
5,810	Applied Industrial Technologies, Inc.	615,976
5,065	AZZ, Inc.	215,820
1,656	Boise Cascade Co.	103,218
16,553	Cactus, Inc. - Class A	661,292
49,753	Costamare, Inc.[1]	561,214
4,321	CSW Industrials, Inc.	547,039
5,707	CTS Corp.	241,520
6,167	ESCO Technologies, Inc.	502,179
19,436	Gorman-Rupp Co.	513,305
25,795	Griffon Corp.	808,673
7,675	Hillenbrand, Inc.	319,817
2,374	Lindsay Corp.	380,695
2,877	Materion Corp.	248,314
67,407	Pactiv Evergreen, Inc.	748,218
17,052	PAM Transportation Services, Inc.*	506,615
4,420	Simpson Manufacturing Co., Inc.	409,469
6,091	Standex International Corp.	550,687
8,332	UFP Industries, Inc.	661,477
4,037	Universal Logistics Holdings, Inc.	147,391
1,750	Watts Water Technologies, Inc. - Class A	242,410
		9,716,677
	TECHNOLOGY — 8.4%
34,257	Alignment Healthcare, Inc.*	521,049
10,162	Amkor Technology, Inc.	204,561
78,988	BTRS Holdings, Inc.*	533,959
3,614	Diodes, Inc.*	257,208
13,878	EngageSmart, Inc.*	277,144
35,164	Intapp, Inc.*	509,526

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,555	Lattice Semiconductor Corp.*	$191,614
5,440	Semtech Corp.*	251,274
11,513	Super Micro Computer, Inc.*	749,266
		3,495,601
	UTILITIES — 4.1%
9,320	Otter Tail Corp.	704,033
6,686	SJW Group	429,910
6,406	Unitil Corp.	333,688
5,596	York Water Co.	246,056
		1,713,687
	TOTAL COMMON STOCKS
	(Cost $40,215,978)	40,787,255

Principal Amount
SHORT-TERM INVESTMENTS — 1.2%

$512,011	UMB Bank Demand Deposit, 0.01% [2]	512,011
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $512,011)	512,011
	TOTAL INVESTMENTS — 99.1%
	(Cost $40,727,989)	41,299,266
	Other Assets in Excess of Liabilities — 0.9%	357,162
	TOTAL NET ASSETS — 100.0%	$41,656,428

REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.